Plant Restructuring (narrative) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Plant Restructuring	$ 10,302	$ 1,376	$ 501	$ 3,500
PropertySubjectToOperatingLeaseMember
Plant Restructuring	3,600
Midwest Plant Member [Member]
Plant Restructuring	100
Asset impairment cost
Plant Restructuring	5,600
Employee Severance [Member]
Plant Restructuring	200	800
Long Lived Asset Charges [Member]
Plant Restructuring	5,100	300	$ 500
Other Restructuring [Member]
Plant Restructuring	5,100	$ 300
Lease financing obligations [Member}
Plant Restructuring	$ 5,300